Provisions - Summary of Non-Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 197,418
Ending balance for the period	268,722	₺ 197,418
Non-current provision [member]
Disclosure of other provisions [line items]
Beginning balance for the period	197,418	187,541
Provisions recognized/(reversed)	53,439	(4,205)
Unwinding of discount	9,760	15,328
Transfer to current provisions	(5,382)	(2,258)
Effect of changes in exchange rates	13,487	1,012
Ending balance for the period	268,722	197,418
Non-current provision [member] | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	8,887	6,889
Provisions recognized/(reversed)	5,859	4,256
Transfer to current provisions	(5,382)	(2,258)
Ending balance for the period	9,364	8,887
Non-current provision [member] | Obligations for dismantling,removing and site restoration [member]
Disclosure of other provisions [line items]
Beginning balance for the period	188,531	180,652
Provisions recognized/(reversed)	47,580	(8,461)
Unwinding of discount	9,760	15,328
Effect of changes in exchange rates	13,487	1,012
Ending balance for the period	₺ 259,358	₺ 188,531